CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	2,433,339	$82,855,193
Verizon Communications Inc.	1,450,937	80,193,288

Total Diversified Telecommunication Services		163,048,481

Entertainment - 2.3%
Walt Disney Co.	1,037,514	148,374,877

Interactive Media & Services - 5.0%
Alphabet Inc., Class A Shares	56,618	68,972,048	*
Alphabet Inc., Class C Shares	65,194	79,320,236	*
Facebook Inc., Class A Shares	888,186	172,512,367	*

Total Interactive Media & Services		320,804,651

Media - 3.2%
Comcast Corp., Class A Shares	4,756,189	205,324,679

TOTAL COMMUNICATION SERVICES		837,552,688

CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	243,424	51,294,305

Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc.	39,037	72,873,491	*

Specialty Retail - 3.9%
Home Depot Inc.	746,884	159,601,642
TJX Cos. Inc.	1,612,673	87,987,439

Total Specialty Retail		247,589,081

TOTAL CONSUMER DISCRETIONARY		371,756,877

CONSUMER STAPLES - 6.2%
Beverages - 2.2%
Coca-Cola Co.	1,388,780	73,091,492
PepsiCo Inc.	542,978	69,398,018

Total Beverages		142,489,510

Food & Staples Retailing - 1.9%
Walmart Inc.	1,067,721	117,855,044

Food Products - 0.7%
Mondelez International Inc., Class A Shares	857,501	45,867,728

Household Products - 1.4%
Procter & Gamble Co.	762,955	90,059,208

TOTAL CONSUMER STAPLES		396,271,490

ENERGY - 5.5%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	623,808	24,933,606

See Notes to Schedule of Investments.

1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	844,567	$103,974,644
Exxon Mobil Corp.	1,289,170	95,862,681
Kinder Morgan Inc.	2,722,408	56,136,053
Phillips 66	303,904	31,168,394
Pioneer Natural Resources Co.	290,807	40,142,998

Total Oil, Gas & Consumable Fuels		327,284,770

TOTAL ENERGY		352,218,376

FINANCIALS - 15.5%
Banks - 7.8%
Bank of America Corp.	3,454,829	105,994,154
JPMorgan Chase & Co.	1,908,127	221,342,732
PNC Financial Services Group Inc.	238,267	34,048,354
US Bancorp	1,030,438	58,889,532
Wells Fargo & Co.	1,685,287	81,584,743

Total Banks		501,859,515

Capital Markets - 1.1%
Bank of New York Mellon Corp.	350,971	16,467,559
CME Group Inc.	290,158	56,412,519

Total Capital Markets		72,880,078

Diversified Financial Services - 3.3%
Berkshire Hathaway Inc., Class A Shares	677	208,966,882	*

Insurance - 3.3%
American International Group Inc.	919,683	51,493,051
MetLife Inc.	997,846	49,313,550
Travelers Cos. Inc.	762,331	111,772,971

Total Insurance		212,579,572

TOTAL FINANCIALS		996,286,047

HEALTH CARE - 13.5%
Biotechnology - 0.6%
Gilead Sciences Inc.	592,358	38,811,296

Health Care Equipment & Supplies - 2.4%
Becton Dickinson and Co.	216,669	54,773,923
Medtronic PLC	943,846	96,215,661

Total Health Care Equipment & Supplies		150,989,584

Health Care Providers & Services - 3.2%
CVS Health Corp.	388,137	21,685,214
UnitedHealth Group Inc.	730,333	181,860,220

Total Health Care Providers & Services		203,545,434

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific Inc.	370,095	102,767,980

See Notes to Schedule of Investments.

2

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.7%
Johnson & Johnson	975,351	$127,010,207
Merck & Co. Inc.	1,763,491	146,352,118
Pfizer Inc.	2,457,066	95,432,444

Total Pharmaceuticals		368,794,769

TOTAL HEALTH CARE		864,909,063

INDUSTRIALS - 8.9%
Aerospace & Defense - 2.8%
Raytheon Co.	653,548	119,135,265
United Technologies Corp.	478,916	63,983,178

Total Aerospace & Defense		183,118,443

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	851,109	101,681,992

Commercial Services & Supplies - 1.3%
Waste Management Inc.	718,584	84,074,328

Industrial Conglomerates - 2.9%
3M Co.	242,296	42,333,957
Honeywell International Inc.	817,860	141,048,136

Total Industrial Conglomerates		183,382,093

Trading Companies & Distributors - 0.3%
W.W. Grainger Inc.	74,710	21,742,851

TOTAL INDUSTRIALS		573,999,707

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.8%
Cisco Systems Inc.	2,034,012	112,684,265

IT Services - 5.8%
Automatic Data Processing Inc.	781,651	130,160,524
International Business Machines Corp.	368,625	54,644,970
Visa Inc., Class A Shares	1,064,087	189,407,486

Total IT Services		374,212,980

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV, Registered Shares	139,268	31,030,303
Texas Instruments Inc.	255,159	31,897,427

Total Semiconductors & Semiconductor Equipment		62,927,730

Software - 10.1%
Adobe Inc.	455,517	136,135,811	*
Microsoft Corp.	3,013,066	410,590,504
Oracle Corp.	730,338	41,118,029
salesforce.com Inc.	271,071	41,880,470	*
SAP SE, ADR	167,446	20,600,881

Total Software		650,325,695

See Notes to Schedule of Investments.

3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.		845,150	$180,050,756

TOTAL INFORMATION TECHNOLOGY			1,380,201,426

MATERIALS - 6.3%
Chemicals - 5.4%
Air Products & Chemicals Inc.		391,953	89,471,111
Corteva Inc.		263,159	7,763,191
DuPont de Nemours Inc.		263,159	18,989,553
Ecolab Inc.		474,684	95,758,003
PPG Industries Inc.		1,022,958	120,085,040
Sherwin-Williams Co.		28,193	14,464,137

Total Chemicals			346,531,035

Construction Materials - 0.9%
Vulcan Materials Co.		403,252	55,789,914

TOTAL MATERIALS			402,320,949

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.		564,825	119,528,266

UTILITIES - 0.7%
Electric Utilities - 0.4%
NextEra Energy Inc.		109,595	22,704,796

Multi-Utilities - 0.3%
Sempra Energy		151,006	20,450,743

TOTAL UTILITIES			43,155,539

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,554,135,665)			6,338,200,428

	RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $78,989,996)	2.010%	78,989,996	78,989,996

TOTAL INVESTMENTS - 100.0% (Cost - $2,633,125,661)			6,417,190,424
Liabilities in Excess of Other Assets - 0.0%			(325,775)

TOTAL NET ASSETS - 100.0%			$6,416,864,649

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,338,200,428	—	—	$6,338,200,428
Short-Term Investments†	78,989,996	—	—	78,989,996

Total Investments	$6,417,190,424	—	—	$6,417,190,424

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.1%
Telecom Italia SpA	6,006,060	$3,384,497	*(a)

Interactive Media & Services - 1.3%
Baidu Inc., ADR	34,950	3,903,915	*

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC	2,474,390	4,506,586	(a)

TOTAL COMMUNICATION SERVICES		11,794,998

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.9%
Continental AG	43,200	5,975,820	(a)

Automobiles - 4.0%
Bayerische Motoren Werke AG	99,670	7,347,616	(a)
Honda Motor Co. Ltd.	192,638	4,776,960	(a)

Total Automobiles		12,124,576

Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd.	117,590	4,185,028	*

TOTAL CONSUMER DISCRETIONARY		22,285,424

CONSUMER STAPLES - 6.1%
Beverages - 2.3%
Anheuser-Busch InBev SA/NV	69,990	7,078,981	(a)

Food Products - 2.0%
Danone SA	26,563	2,303,001	(a)
Thai Union Group PCL, Class F Shares	6,317,460	3,879,046	(a)

Total Food Products		6,182,047

Tobacco - 1.8%
Imperial Brands PLC	216,130	5,467,009	(a)

TOTAL CONSUMER STAPLES		18,728,037

ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Drilling Co. of 1972 A/S	9,530	641,073	*(a)
Saipem SpA	851,640	4,210,751	*(a)

Total Energy Equipment & Services		4,851,824

Oil, Gas & Consumable Fuels - 5.6%
BP PLC	1,240,267	8,179,339	(a)
Encana Corp.	730,900	3,339,390
Total SA	111,066	5,755,088	(a)

Total Oil, Gas & Consumable Fuels		17,273,817

TOTAL ENERGY		22,125,641

See Notes to Schedule of Investments.

1

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 25.0%
Banks - 18.4%
Banco Santander SA	1,842,176	$7,841,669	(a)
Barclays PLC	2,819,084	5,289,722	(a)
BAWAG Group AG	77,780	3,093,792	*(a)(b)
BNP Paribas SA	177,374	8,242,076	(a)
China Construction Bank Corp., Class H Shares	7,446,472	5,732,870	(a)
CYBG PLC	1,598,010	3,292,491	(a)
Royal Bank of Scotland Group PLC	2,106,950	5,565,224	(a)
Shinhan Financial Group Co. Ltd.	86,418	3,167,284	(a)
Standard Chartered PLC	858,363	7,040,036	(a)
UniCredit SpA	611,283	7,172,450	(a)

Total Banks		56,437,614

Capital Markets - 3.2%
Julius Baer Group Ltd.	130,150	5,560,745	*(a)
Korea Investment Holdings Co. Ltd.	65,791	4,110,539	(a)

Total Capital Markets		9,671,284

Diversified Financial Services - 1.0%
Far East Horizon Ltd.	3,218,640	2,979,896	(a)

Insurance - 2.4%
Aviva PLC	311,388	1,533,271	(a)
AXA SA	227,440	5,748,421	(a)

Total Insurance		7,281,692

TOTAL FINANCIALS		76,370,486

HEALTH CARE - 4.6%
Pharmaceuticals - 4.6%
Bayer AG, Registered Shares	110,530	7,179,061	(a)
Roche Holding AG	26,270	7,033,914	(a)

TOTAL HEALTH CARE		14,212,975

INDUSTRIALS - 16.9%
Airlines - 1.3%
Cathay Pacific Airways Ltd.	2,917,730	4,120,770	(a)

Commercial Services & Supplies - 0.6%
G4S PLC	752,792	1,744,600	(a)

Construction & Engineering - 1.8%
Bouygues SA	95,215	3,401,440	(a)
China Machinery Engineering Corp., Class H Shares	5,041,590	2,154,511	(a)

Total Construction & Engineering		5,555,951

See Notes to Schedule of Investments.

2

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 3.9%
Schneider Electric SE	73,830	$6,356,550	(a)
Sensata Technologies Holding PLC	116,280	5,515,161	*

Total Electrical Equipment		11,871,711

Machinery - 6.1%
CIMC Enric Holdings Ltd.	4,423,360	3,190,078	(a)
CNH Industrial NV	532,320	5,381,755
KION Group AG	91,770	4,926,794	(a)
Komatsu Ltd.	229,576	5,118,326	(a)

Total Machinery		18,616,953

Marine - 1.7%
A.P. Moller - Maersk A/S, Class B Shares	4,765	5,336,767	(a)

Professional Services - 1.5%
Adecco Group AG, Registered Shares	82,232	4,488,761	(a)

TOTAL INDUSTRIALS		51,735,513

INFORMATION TECHNOLOGY - 9.0%
Electronic Equipment, Instruments & Components - 3.0%
Hitachi Ltd.	257,162	9,146,985	(a)

IT Services - 4.4%
Atos SE	76,541	6,166,277	(a)
Infosys Ltd., ADR	453,500	5,133,620
TravelSky Technology Ltd., Class H Shares	1,065,477	2,080,610	(a)

Total IT Services		13,380,507

Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co. Ltd.	126,919	4,842,379	(a)

TOTAL INFORMATION TECHNOLOGY		27,369,871

MATERIALS - 16.0%
Chemicals - 5.1%
Akzo Nobel NV	42,411	4,000,641	(a)
BASF SE	65,510	4,377,275	(a)
Nutrien Ltd.	130,660	7,163,629

Total Chemicals		15,541,545

Construction Materials - 2.1%
Cemex SAB de CV, Participation Certificates, ADR	746,814	2,658,658
Wienerberger AG	160,782	3,681,061	(a)

Total Construction Materials		6,339,719

Containers & Packaging - 1.0%
Greatview Aseptic Packaging Co. Ltd.	5,857,670	3,196,299	(a)

See Notes to Schedule of Investments.

3

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Metals & Mining - 7.8%
Glencore PLC		2,285,760	$7,359,683	*(a)
Newcrest Mining Ltd.		234,340	5,596,122	(a)
Novagold Resources Inc.		679,320	4,200,069	*
POSCO		18,913	3,592,374	(a)
Thyssenkrupp AG		241,789	3,121,873	(a)

Total Metals & Mining			23,870,121

TOTAL MATERIALS			48,947,684

TOTAL COMMON STOCKS (Cost - $315,966,805)			293,570,629

	RATE
PREFERRED STOCKS - 1.9%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Volkswagen AG (Cost - $5,732,294)	4.860%	34,270	5,737,939	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $321,699,099)			299,308,568

SHORT-TERM INVESTMENTS - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $5,544,497)	2.010%	5,544,497	5,544,497

TOTAL INVESTMENTS - 99.7% (Cost - $327,243,596)			304,853,065
Other Assets in Excess of Liabilities - 0.3%			925,505

TOTAL NET ASSETS - 100.0%			$305,778,570

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$3,903,915	$7,891,083	—	$11,794,998
Consumer Discretionary	4,185,028	18,100,396	—	22,285,424
Energy	3,339,390	18,786,251	—	22,125,641
Industrials	10,896,916	40,838,597	—	51,735,513
Information Technology	5,133,620	22,236,251	—	27,369,871
Materials	14,022,356	34,925,328	—	48,947,684
Other Common Stocks	—	109,311,498	—	109,311,498
Preferred Stocks	—	5,737,939	—	5,737,939

Total Long-Term Investments	41,481,225	257,827,343	—	299,308,568

Short-Term Investments†	5,544,497	—	—	5,544,497

Total Investments	$47,025,722	$257,827,343	—	$304,853,065

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	865,754	$29,478,924

Media - 8.8%
Charter Communications Inc., Class A Shares	108,331	41,748,601	*
Comcast Corp., Class A Shares	1,328,620	57,356,525
DISH Network Corp., Class A Shares	804,378	27,236,239	*
Fox Corp., Class B Shares	587,553	21,856,972

Total Media		148,198,337

TOTAL COMMUNICATION SERVICES		177,677,261

CONSUMER DISCRETIONARY - 2.1%
Specialty Retail - 2.1%
Home Depot Inc.	165,913	35,453,949

CONSUMER STAPLES - 3.6%
Beverages - 2.0%
Anheuser-Busch InBev SA/NV, ADR	340,475	34,381,165

Tobacco - 1.6%
Philip Morris International Inc.	324,339	27,117,984

TOTAL CONSUMER STAPLES		61,499,149

ENERGY - 8.5%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	322,080	12,873,538

Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.	265,236	32,653,204
Enterprise Products Partners LP	702,630	21,156,189
Exxon Mobil Corp.	357,855	26,610,098
Royal Dutch Shell PLC, ADR, Class A Shares	350,805	22,062,126
Suncor Energy Inc.	1,001,094	28,731,398

Total Oil, Gas & Consumable Fuels		131,213,015

TOTAL ENERGY		144,086,553

FINANCIALS - 24.2%
Banks - 12.3%
Bank of America Corp.	1,512,353	46,398,990
JPMorgan Chase & Co.	694,533	80,565,828
US Bancorp	854,405	48,829,246
Wells Fargo & Co.	661,129	32,005,255

Total Banks		207,799,319

See Notes to Schedule of Investments.

1

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - 2.1%
Bank of New York Mellon Corp.	348,085	$16,332,148
Charles Schwab Corp.	453,210	19,587,736

Total Capital Markets		35,919,884

Consumer Finance - 2.6%
American Express Co.	354,235	44,056,207

Diversified Financial Services - 1.5%
Berkshire Hathaway Inc., Class B Shares	121,280	24,914,550	*

Insurance - 5.7%
Marsh & McLennan Cos. Inc.	306,973	30,328,932
MetLife Inc.	348,637	17,229,641
Progressive Corp.	274,978	22,267,719
Travelers Cos. Inc.	179,257	26,282,661

Total Insurance		96,108,953

TOTAL FINANCIALS		408,798,913

HEALTH CARE - 14.3%
Biotechnology - 1.2%
Amgen Inc.	108,000	20,150,640

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	225,700	19,669,755
Anthem Inc.	154,532	45,526,673
CVS Health Corp.	306,293	17,112,590
UnitedHealth Group Inc.	113,490	28,260,145

Total Health Care Providers & Services		110,569,163

Pharmaceuticals - 6.6%
Johnson & Johnson	240,668	31,339,787
Merck & Co. Inc.	497,286	41,269,765
Novartis AG, ADR	207,301	18,984,625
Pfizer Inc.	508,990	19,769,172

Total Pharmaceuticals		111,363,349

TOTAL HEALTH CARE		242,083,152

INDUSTRIALS - 11.5%
Aerospace & Defense - 3.0%
United Technologies Corp.	375,157	50,120,975

Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	328,567	39,253,900

Industrial Conglomerates - 2.9%
Honeywell International Inc.	282,910	48,790,659

See Notes to Schedule of Investments.

2

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Machinery - 3.3%
Deere & Co.	153,280	$25,390,832
Illinois Tool Works Inc.	203,580	31,398,143

Total Machinery		56,788,975

TOTAL INDUSTRIALS		194,954,509

INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 2.9%
Motorola Solutions Inc.	299,313	49,673,985

Electronic Equipment, Instruments & Components - 2.4%
TE Connectivity Ltd.	443,672	40,995,293

Software - 5.2%
Microsoft Corp.	387,356	52,785,002
Oracle Corp.	612,790	34,500,077

Total Software		87,285,079

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc.	104,720	22,309,549
Xerox Corp.	326,059	10,466,494

Total Technology Hardware, Storage & Peripherals		32,776,043

TOTAL INFORMATION TECHNOLOGY		210,730,400

MATERIALS - 4.9%
Chemicals - 3.3%
Air Products & Chemicals Inc.	145,138	33,130,651
PPG Industries Inc.	188,900	22,174,971

Total Chemicals		55,305,622

Construction Materials - 1.6%
Martin Marietta Materials Inc.	109,920	27,232,680

TOTAL MATERIALS		82,538,302

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	228,236	48,299,302

UTILITIES - 2.8%
Electric Utilities - 1.0%
Edison International	233,516	17,406,283

Multi-Utilities - 1.8%
Sempra Energy	221,680	30,022,122

TOTAL UTILITIES		47,428,405

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $927,287,704)		1,653,549,895

See Notes to Schedule of Investments.

3

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $34,707,092)	2.010%	34,707,092	$34,707,092

TOTAL INVESTMENTS - 99.8% (Cost - $961,994,796)			1,688,256,987
Other Assets in Excess of Liabilities - 0.2%			3,459,867

TOTAL NET ASSETS - 100.0%			$1,691,716,854

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,653,549,895	—	—	$1,653,549,895
Short-Term Investments†	34,707,092	—	—	34,707,092

Total Investments	$1,688,256,987	—	—	$1,688,256,987

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.5%
Entertainment - 3.5%
Live Nation Entertainment Inc.	650,000	$46,839,000	*
World Wrestling Entertainment Inc., Class A Shares	288,000	20,960,640

TOTAL COMMUNICATION SERVICES		67,799,640

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.9%
Aptiv PLC	414,000	36,287,100

Diversified Consumer Services - 1.9%
Service Corp. International	798,000	36,819,720

Hotels, Restaurants & Leisure - 2.0%
Vail Resorts Inc.	156,000	38,457,120

Internet & Direct Marketing Retail - 1.9%
Expedia Group Inc.	285,000	37,830,900

Leisure Products - 2.3%
Hasbro Inc.	371,000	44,950,360

Specialty Retail - 4.9%
Carvana Co.	423,000	26,885,880	*
Foot Locker Inc.	575,000	23,609,500
Ross Stores Inc.	430,000	45,592,900

Total Specialty Retail		96,088,280

TOTAL CONSUMER DISCRETIONARY		290,433,480

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 4.2%
Casey’s General Stores Inc.	303,000	49,058,730
US Foods Holding Corp.	953,000	33,707,610	*

TOTAL CONSUMER STAPLES		82,766,340

ENERGY - 3.0%
Energy Equipment & Services - 1.4%
Apergy Corp.	409,000	13,304,770	*
Core Laboratories NV	281,000	14,097,770

Total Energy Equipment & Services		27,402,540

Oil, Gas & Consumable Fuels - 1.6%
Pioneer Natural Resources Co.	219,000	30,230,760

TOTAL ENERGY		57,633,300

FINANCIALS - 12.5%
Banks - 4.0%
First Republic Bank	393,000	39,048,480
Western Alliance Bancorp	787,000	38,909,280	*

Total Banks		77,957,760

See Notes to Schedule of Investments.

1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Insurance - 6.2%
Arch Capital Group Ltd.	1,119,000	$43,294,110	*
Hartford Financial Services Group Inc.	658,000	37,920,540
Progressive Corp.	489,000	39,599,220

Total Insurance		120,813,870

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Starwood Property Trust Inc.	1,949,000	45,275,270

TOTAL FINANCIALS		244,046,900

HEALTH CARE - 11.7%
Biotechnology - 3.0%
Alexion Pharmaceuticals Inc.	234,000	26,509,860	*
BioMarin Pharmaceutical Inc.	415,000	32,917,800	*

Total Biotechnology		59,427,660

Health Care Equipment & Supplies - 1.3%
Varian Medical Systems Inc.	209,000	24,530,330	*

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	346,000	30,153,900
Premier Inc., Class A Shares	565,000	21,893,750	*
WellCare Health Plans Inc.	41,000	11,777,250	*

Total Health Care Providers & Services		63,824,900

Life Sciences Tools & Services - 4.1%
Bio-Rad Laboratories Inc., Class A Shares	97,000	30,545,300	*
ICON PLC	185,000	28,891,450	*
Syneos Health Inc.	416,000	21,253,440	*

Total Life Sciences Tools & Services		80,690,190

TOTAL HEALTH CARE		228,473,080

INDUSTRIALS - 17.2%
Aerospace & Defense - 4.9%
L3Harris Technologies Inc.	283,000	58,750,800
Teledyne Technologies Inc.	126,000	36,701,280	*

Total Aerospace & Defense		95,452,080

Airlines - 1.7%
Alaska Air Group Inc.	517,000	32,757,120

Building Products - 0.9%
Masonite International Corp.	335,000	17,855,500	*

Commercial Services & Supplies - 1.6%
Waste Connections Inc.	336,000	30,481,920

Electrical Equipment - 3.0%
AMETEK Inc.	373,000	33,424,530
Rockwell Automation Inc.	162,000	26,046,360

Total Electrical Equipment		59,470,890

See Notes to Schedule of Investments.

2

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Machinery - 2.4%
Ingersoll-Rand PLC	374,000	$46,248,840

Road & Rail - 1.3%
Old Dominion Freight Line Inc.	147,000	24,546,060

Trading Companies & Distributors - 1.4%
Air Lease Corp.	671,000	28,041,090

TOTAL INDUSTRIALS		334,853,500

INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment, Instruments & Components - 5.0%
CDW Corp.	439,000	51,872,240
IPG Photonics Corp.	147,000	19,258,470	*
Keysight Technologies Inc.	300,000	26,856,000	*

Total Electronic Equipment, Instruments & Components		97,986,710

IT Services - 1.6%
Amdocs Ltd.	341,000	21,820,590
DXC Technology Co.	175,000	9,759,750

Total IT Services		31,580,340

Semiconductors & Semiconductor Equipment - 4.2%
Lam Research Corp.	164,000	34,212,040
Xilinx Inc.	414,000	47,282,940

Total Semiconductors & Semiconductor Equipment		81,494,980

Software - 7.6%
Aspen Technology Inc.	338,000	44,572,060	*
Autodesk Inc.	166,000	25,924,220	*
Box Inc., Class A Shares	1,005,000	16,622,700	*
Palo Alto Networks Inc.	134,000	30,356,360	*
Splunk Inc.	218,000	29,497,580	*

Total Software		146,972,920

Technology Hardware, Storage & Peripherals - 1.3%
Western Digital Corp.	460,000	24,789,400

TOTAL INFORMATION TECHNOLOGY		382,824,350

MATERIALS - 1.7%
Chemicals - 0.9%
Methanex Corp.	441,000	17,335,710

Containers & Packaging - 0.8%
Ardagh Group SA	971,000	16,147,730

TOTAL MATERIALS		33,483,440

See Notes to Schedule of Investments.

3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities Inc.		302,000	$44,200,720
Liberty Property Trust		492,000	25,731,600
Vornado Realty Trust		292,000	18,781,440

Total Equity Real Estate Investment Trusts (REITs)			88,713,760

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.		190,000	27,681,100

TOTAL REAL ESTATE			116,394,860

UTILITIES - 5.4%
Electric Utilities - 2.2%
Eversource Energy		556,000	42,178,160

Multi-Utilities - 3.2%
Ameren Corp.		536,000	40,569,840
DTE Energy Co.		181,000	23,006,910

Total Multi-Utilities			63,576,750

TOTAL UTILITIES			105,754,910

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,298,397,154)			1,944,463,800

	RATE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $6,611,487)	2.010%	6,611,487	6,611,487

TOTAL INVESTMENTS - 100.1% (Cost - $1,305,008,641)			1,951,075,287
Liabilities in Excess of Other Assets - (0.1)%			(2,900,426)

TOTAL NET ASSETS - 100.0%			$1,948,174,861

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,944,463,800	—	—	$1,944,463,800
Short-Term Investments†	6,611,487	—	—	6,611,487

Total Investments	$1,951,075,287	—	—	$1,951,075,287

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 4.9%
Entertainment - 3.9%
Live Nation Entertainment Inc.	37,162	$2,677,894	*
Zynga Inc., Class A Shares	150,000	957,000	*

Total Entertainment		3,634,894

Interactive Media & Services - 1.0%
Pinterest Inc., Class A Shares	32,700	947,973	*

TOTAL COMMUNICATION SERVICES		4,582,867

CONSUMER DISCRETIONARY - 15.8%
Auto Components - 2.0%
Aptiv PLC	21,578	1,891,312

Internet & Direct Marketing Retail - 9.0%
Chewy Inc., Class A Shares	26,600	892,696	*
Expedia Group Inc.	20,998	2,787,274
GrubHub Inc.	28,525	1,929,146	*
MercadoLibre Inc.	4,303	2,673,970	*

Total Internet & Direct Marketing Retail		8,283,086

Specialty Retail - 4.8%
Advance Auto Parts Inc.	10,062	1,515,740
Ross Stores Inc.	28,020	2,970,960

Total Specialty Retail		4,486,700

TOTAL CONSUMER DISCRETIONARY		14,661,098

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.8%
Casey’s General Stores Inc.	9,195	1,488,763
US Foods Holding Corp.	32,436	1,147,261	*

TOTAL CONSUMER STAPLES		2,636,024

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Core Laboratories NV	11,782	591,103

FINANCIALS - 4.1%
Banks - 1.7%
First Republic Bank	15,444	1,534,516

Capital Markets - 0.4%
Tradeweb Markets Inc., Class A Shares	7,470	353,779

Insurance - 2.0%
Progressive Corp.	23,310	1,887,644

TOTAL FINANCIALS		3,775,939

HEALTH CARE - 16.0%
Biotechnology - 4.1%
Alexion Pharmaceuticals Inc.	11,925	1,350,983	*
BioMarin Pharmaceutical Inc.	21,498	1,705,222	*
Incyte Corp.	8,174	694,136	*

Total Biotechnology		3,750,341

See Notes to Schedule of Investments.

1

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 4.8%
IDEXX Laboratories Inc.	7,459	$2,103,811	*
STERIS PLC	7,760	1,155,154
Varian Medical Systems Inc.	9,936	1,166,188	*

Total Health Care Equipment & Supplies		4,425,153

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	2,000	174,300
Universal Health Services Inc., Class B Shares	9,764	1,472,997
WellCare Health Plans Inc.	2,100	603,225	*

Total Health Care Providers & Services		2,250,522

Life Sciences Tools & Services - 4.7%
Mettler-Toledo International Inc.	3,664	2,772,732	*
Syneos Health Inc.	31,212	1,594,621	*

Total Life Sciences Tools & Services		4,367,353

TOTAL HEALTH CARE		14,793,369

INDUSTRIALS - 14.4%
Air Freight & Logistics - 1.1%
XPO Logistics Inc.	14,931	1,007,544	*

Airlines - 1.2%
Alaska Air Group Inc.	17,470	1,106,899

Building Products - 1.1%
AO Smith Corp.	22,442	1,019,989

Commercial Services & Supplies - 1.8%
Copart Inc.	21,368	1,656,661	*

Electrical Equipment - 2.1%
Rockwell Automation Inc.	12,097	1,944,956

Machinery - 3.2%
IDEX Corp.	13,299	2,237,158
RBC Bearings Inc.	4,400	715,836	*

Total Machinery		2,952,994

Professional Services - 2.3%
CoStar Group Inc.	3,524	2,168,669	*

Trading Companies & Distributors - 1.6%
United Rentals Inc.	11,662	1,475,826	*

TOTAL INDUSTRIALS		13,333,538

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 1.9%
Arista Networks Inc.	6,300	1,722,735	*

Electronic Equipment, Instruments & Components - 2.0%
IPG Photonics Corp.	7,072	926,503	*
Keysight Technologies Inc.	10,500	939,960	*

Total Electronic Equipment, Instruments & Components		1,866,463

IT Services - 1.3%
Jack Henry & Associates Inc.	8,545	1,193,736

See Notes to Schedule of Investments.

2

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices Inc.		17,000	$517,650	*
Marvell Technology Group Ltd.		45,952	1,206,700

Total Semiconductors & Semiconductor Equipment			1,724,350

Software - 23.3%
Aspen Technology Inc.		24,206	3,192,045	*
Atlassian Corp. PLC, Class A Shares		25,751	3,608,230	*
Citrix Systems Inc.		10,165	957,950
Fortinet Inc.		24,018	1,928,886	*
LogMeIn Inc.		14,214	1,079,838
Palo Alto Networks Inc.		8,471	1,919,020	*
Paylocity Holding Corp.		4,800	490,032	*
ServiceNow Inc.		10,039	2,784,718	*
Splunk Inc.		20,329	2,750,717	*
Workday Inc., Class A Shares		14,422	2,884,111	*

Total Software			21,595,547

TOTAL INFORMATION TECHNOLOGY			28,102,831

MATERIALS - 2.9%
Construction Materials - 2.9%
Martin Marietta Materials Inc.		10,698	2,650,429

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
SBA Communications Corp.		15,971	3,919,443	*

Real Estate Management & Development - 2.0%
Jones Lang LaSalle Inc.		12,400	1,806,556

TOTAL REAL ESTATE			5,725,999

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,964,065)			90,853,197

	RATE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $1,964,215)	2.010%	1,964,215	1,964,215

TOTAL INVESTMENTS - 100.2% (Cost - $55,928,280)			92,817,412
Liabilities in Excess of Other Assets - (0.2)%			(224,769)

TOTAL NET ASSETS - 100.0%			$92,592,643

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

4

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$90,853,197	—	—	$90,853,197
Short-Term Investments†	1,964,215	—	—	1,964,215

Total Investments	$92,817,412	—	—	$92,817,412

†	See Schedule of Investments for additional detailed categorizations.

6

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.6%
COMMUNICATION SERVICES - 5.6%
Entertainment - 2.6%
Spotify Technology SA	64,388	$9,976,277	*
World Wrestling Entertainment Inc., Class A Shares	47,060	3,425,027
Zynga Inc., Class A Shares	510,170	3,254,884	*

Total Entertainment		16,656,188

Interactive Media & Services - 2.8%
Cargurus Inc.	167,815	6,254,465	*
Pinterest Inc., Class A Shares	189,520	5,494,185	*
Yelp Inc.	191,725	6,719,961	*

Total Interactive Media & Services		18,468,611

Media - 0.2%
comScore Inc.	371,411	1,225,657	*
Turn Inc. (Escrow)	12,626	4,388	*(a)(b)(c)

Total Media		1,230,045

TOTAL COMMUNICATION SERVICES		36,354,844

CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.2%
Fox Factory Holding Corp.	99,238	7,946,979	*

Hotels, Restaurants & Leisure - 0.5%
Luckin Coffee Inc., ADR	118,930	2,888,810	*

Internet & Direct Marketing Retail - 8.6%
Alibaba Group Holding Ltd., ADR	54,940	9,510,663	*
eBay Inc.	212,850	8,767,291
Expedia Group Inc.	77,470	10,283,368
Farfetch Ltd., Class A Shares	419,590	8,433,759	*
MercadoLibre Inc.	24,252	15,070,678	*
RealReal Inc.	128,110	3,145,101	*

Total Internet & Direct Marketing Retail		55,210,860

Specialty Retail - 7.5%
Advance Auto Parts Inc.	77,287	11,642,514
Carvana Co.	152,884	9,717,307	*
Lowe’s Cos. Inc.	97,190	9,855,066
Ross Stores Inc.	164,351	17,426,136

Total Specialty Retail		48,641,023

TOTAL CONSUMER DISCRETIONARY		114,687,672

CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Constellation Brands Inc., Class A Shares	42,191	8,304,033

See Notes to Schedule of Investments.

1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.2%
BJ’s Wholesale Club Holdings Inc.	277,000	$6,526,120	*
Casey’s General Stores Inc.	49,475	8,010,497

Total Food & Staples Retailing		14,536,617

TOTAL CONSUMER STAPLES		22,840,650

FINANCIALS - 1.5%
Capital Markets - 1.5%
KKR & Co. Inc., Class A Shares	371,741	9,944,072

HEALTH CARE - 11.6%
Biotechnology - 1.9%
Alexion Pharmaceuticals Inc.	32,879	3,724,862	*
BioMarin Pharmaceutical Inc.	105,810	8,392,849	*

Total Biotechnology		12,117,711

Health Care Equipment & Supplies - 1.9%
Insulet Corp.	100,580	12,365,305	*

Health Care Providers & Services - 0.9%
Surgery Partners Inc.	765,142	5,838,033	*

Health Care Technology - 2.0%
Livongo Health Inc.	40,361	1,785,974	*
Medidata Solutions Inc.	120,699	11,028,268	*

Total Health Care Technology		12,814,242

Life Sciences Tools & Services - 4.9%
Bio-Rad Laboratories Inc., Class A Shares	28,969	9,122,338	*
PerkinElmer Inc.	96,345	8,297,232
Syneos Health Inc.	276,936	14,148,660	*

Total Life Sciences Tools & Services		31,568,230

TOTAL HEALTH CARE		74,703,521

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.5%
L3Harris Technologies Inc.	13,630	2,829,588

Building Products - 2.3%
Trex Co. Inc.	183,504	15,001,452	*

Commercial Services & Supplies - 2.5%
Copart Inc.	206,467	16,007,387	*

Machinery - 0.9%
Tennant Co.	77,489	5,897,688

Road & Rail - 1.2%
Lyft Inc., Class A Shares	130,282	7,930,265	*

Trading Companies & Distributors - 1.2%
H&E Equipment Services Inc.	253,087	7,746,993

TOTAL INDUSTRIALS		55,413,373

See Notes to Schedule of Investments.

2

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment, Instruments & Components - 0.7%
nLight Inc.	276,930	$4,552,729	*

IT Services - 10.8%
Cardtronics PLC, Class A Shares	343,871	9,793,446	*
InterXion Holding NV	134,970	10,163,241	*
Shopify Inc., Class A Shares	70,639	22,454,725	*
Visa Inc., Class A Shares	60,393	10,749,954
Wix.com Ltd.	111,243	16,521,811	*

Total IT Services		69,683,177

Software - 23.5%
Adobe Inc.	41,486	12,398,506	*
Citrix Systems Inc.	55,932	5,271,032
Cornerstone OnDemand Inc.	207,870	12,305,904	*
Crowdstrike Holdings Inc., Class A Shares	34,110	3,038,178	*
DocuSign Inc.	226,849	11,732,630	*
FireEye Inc.	530,563	7,958,445	*
ForeScout Technologies Inc.	225,608	8,428,715	*
Fortinet Inc.	142,544	11,447,708	*
LogMeIn Inc.	87,840	6,673,205
Medallia Inc.	85,620	3,411,957	*
New Relic Inc.	95,084	8,858,976	*
Qualys Inc.	102,430	8,866,341	*
ServiceNow Inc.	62,839	17,430,910	*
Tableau Software Inc., Class A Shares	48,445	8,212,881	*
Varonis Systems Inc.	94,170	6,771,765	*
Yext Inc.	523,986	10,904,148	*
Zoom Video Communications Inc., Class A Shares	77,310	7,383,878	*

Total Software		151,095,179

Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc.	34,171	7,279,790

TOTAL INFORMATION TECHNOLOGY		232,610,875

MATERIALS - 1.1%
Construction Materials - 1.1%
Summit Materials Inc., Class A Shares	374,130	6,898,957	*

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Outfront Media Inc.	283,080	7,694,115
SBA Communications Corp.	90,591	22,231,937	*

Total Equity Real Estate Investment Trusts (REITs)		29,926,052

See Notes to Schedule of Investments.

3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY			SHARES	VALUE
Real Estate Management & Development - 1.2%
CBRE Group Inc., Class A Shares			141,621	$7,507,329	*

TOTAL REAL ESTATE				37,433,381

TOTAL COMMON STOCKS (Cost - $503,137,274)				590,887,345

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Shopify Inc., Put $297.50 (Cost - $85,727)	8/2/19	193	$6,135,084	84,920

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $503,223,001)				590,972,265

	RATE		SHARES
SHORT-TERM INVESTMENTS - 7.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $47,531,090)	2.010%		47,531,090	47,531,090

TOTAL INVESTMENTS - 99.0% (Cost - $550,754,091)				638,503,355
Other Assets in Excess of Liabilities - 1.0%				6,377,132

TOTAL NET ASSETS - 100.0%				$644,880,487

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (0.5)%
COMMON STOCKS - (0.5)%
COMMUNICATION SERVICES - (0.5)%
Media - (0.5)%
Omnicom Group Inc. (Proceeds - $(2,849,856))	(37,060)	$(2,972,953)

‡	Percentages indicated are based on net assets.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$36,350,456	—	$4,388	$36,354,844
Other Common Stocks	554,532,501	—	—	554,532,501
Purchased Options	84,920	—	—	84,920

Total Long-Term Investments	590,967,877	—	4,388	590,972,265

Short-Term Investments†	47,531,090	—	—	47,531,090

Total Investments	$638,498,967	—	$4,388	$638,503,355

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	$2,972,953	—	—	$2,972,953

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow)	12,626	12/13	$18,564	$4,388	$0.35	0.00%

7

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
Bandwidth Inc., Class A Shares	213,967	$15,940,542	*

Entertainment - 0.8%
Lions Gate Entertainment Corp., Class A Shares	1,013,360	13,082,478
Lions Gate Entertainment Corp., Class B Shares	1,457,879	17,771,545

Total Entertainment		30,854,023

Interactive Media & Services - 0.7%
Cargurus Inc.	785,526	29,276,554	*

Media - 0.0%
Turn Inc. (Escrow)	878,957	305,467	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		76,376,586

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 2.4%
Fox Factory Holding Corp.	1,217,773	97,519,262	*

Distributors - 1.5%
Core-Mark Holding Co. Inc.	1,607,582	60,171,794

Diversified Consumer Services - 2.4%
Chegg Inc.	2,225,451	99,967,259	*

Internet & Direct Marketing Retail - 2.6%
GrubHub Inc.	611,200	41,335,456	*
Revolve Group Inc.	784,747	27,050,229	*
Shutterstock Inc.	1,027,421	39,422,144

Total Internet & Direct Marketing Retail		107,807,829

Specialty Retail - 4.8%
Hudson Ltd., Class A Shares	2,229,805	28,496,908	*
Monro Inc.	1,002,547	84,424,483
National Vision Holdings Inc.	2,697,034	85,199,304	*

Total Specialty Retail		198,120,695

TOTAL CONSUMER DISCRETIONARY		563,586,839

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 4.1%
BJ’s Wholesale Club Holdings Inc.	3,208,506	75,592,401	*
Casey’s General Stores Inc.	505,014	81,766,817
Grocery Outlet Holding Corp.	274,010	10,669,949	*

Total Food & Staples Retailing		168,029,167

Food Products - 1.0%
Calavo Growers Inc.	485,720	42,957,077

TOTAL CONSUMER STAPLES		210,986,244

See Notes to Schedule of Investments.

1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Cactus Inc., Class A Shares	795,396	$23,360,781	*
Newpark Resources Inc.	3,715,759	28,351,241	*

TOTAL ENERGY		51,712,022

FINANCIALS - 5.5%
Banks - 2.3%
SVB Financial Group	125,982	29,224,045	*
Western Alliance Bancorp	1,300,803	64,311,700	*

Total Banks		93,535,745

Capital Markets - 1.4%
Assetmark Financial Holdings Inc.	502,590	14,218,271	*
PJT Partners Inc., Class A Shares	505,000	21,290,800
WisdomTree Investments Inc.	3,664,533	22,720,105

Total Capital Markets		58,229,176

Insurance - 1.8%
American Equity Investment Life Holding Co.	1,459,707	37,660,440
Trupanion Inc.	1,084,750	34,885,560	*

Total Insurance		72,546,000

TOTAL FINANCIALS		224,310,921

HEALTH CARE - 21.7%
Biotechnology - 1.8%
Genomic Health Inc.	372,903	27,210,732	*
Heron Therapeutics Inc.	2,800,338	48,837,894	*

Total Biotechnology		76,048,626

Health Care Equipment & Supplies - 8.5%
Glaukos Corp.	407,251	33,264,262	*
Insulet Corp.	1,037,750	127,580,985	*
Integra LifeSciences Holdings Corp.	1,480,404	93,842,809	*
Penumbra Inc.	552,836	92,655,314	*

Total Health Care Equipment & Supplies		347,343,370

Health Care Providers & Services - 0.4%
Surgery Partners Inc.	2,306,046	17,595,131	*

Health Care Technology - 4.3%
Health Catalyst Inc.	271,780	12,026,265	*
Medidata Solutions Inc.	1,312,198	119,895,531	*
Phreesia Inc.	206,805	5,651,981	*
Vocera Communications Inc.	1,457,024	37,401,806	*

Total Health Care Technology		174,975,583

See Notes to Schedule of Investments.

2

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 5.6%
Cambrex Corp.	764,089	$33,467,098	*
ICON PLC	749,397	117,033,330	*
Syneos Health Inc.	1,589,201	81,192,279	*

Total Life Sciences Tools & Services		231,692,707

Pharmaceuticals - 1.1%
Pacira BioSciences Inc.	1,010,390	44,346,017	*

TOTAL HEALTH CARE		892,001,434

INDUSTRIALS - 18.9%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings Inc.	1,192,691	50,951,759	*

Air Freight & Logistics - 2.2%
Forward Air Corp.	647,099	40,767,237
XPO Logistics Inc.	722,081	48,726,026	*

Total Air Freight & Logistics		89,493,263

Building Products - 4.4%
Masonite International Corp.	738,629	39,368,926	*
Trex Co. Inc.	1,744,038	142,575,106	*

Total Building Products		181,944,032

Commercial Services & Supplies - 4.3%
Copart Inc.	1,534,853	118,997,153	*
US Ecology Inc.	911,382	57,991,237

Total Commercial Services & Supplies		176,988,390

Electrical Equipment - 0.3%
Bloom Energy Corp., Class A Shares	1,226,376	12,815,629	*

Machinery - 4.6%
Albany International Corp., Class A Shares	452,388	38,900,844
IDEX Corp.	563,515	94,794,493
Tennant Co.	730,822	55,622,863

Total Machinery		189,318,200

Trading Companies & Distributors - 1.9%
H&E Equipment Services Inc.	1,765,678	54,047,404
MRC Global Inc.	1,435,352	22,448,905	*

Total Trading Companies & Distributors		76,496,309

TOTAL INDUSTRIALS		778,007,582

INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.1%
Viavi Solutions Inc.	3,036,549	44,546,174	*

See Notes to Schedule of Investments.

3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.8%
MTS Systems Corp.	398,347	$22,952,754
nLight Inc.	924,620	15,200,753	*
OSI Systems Inc.	337,479	37,986,636	*

Total Electronic Equipment, Instruments & Components		76,140,143

IT Services - 3.8%
Cardtronics PLC, Class A Shares	835,368	23,791,281	*
Twilio Inc., Class A Shares	140,387	19,529,236	*(d)
Wix.com Ltd.	751,824	111,660,900	*

Total IT Services		154,981,417

Semiconductors & Semiconductor Equipment - 3.7%
Inphi Corp.	1,254,266	75,519,356	*
Monolithic Power Systems Inc.	510,267	75,601,159

Total Semiconductors & Semiconductor Equipment		151,120,515

Software - 18.2%
Aspen Technology Inc.	714,404	94,208,455	*
Cornerstone OnDemand Inc.	1,580,474	93,564,061	*
DocuSign Inc.	716,443	37,054,432	*
Envestnet Inc.	797,884	56,976,896	*
ForeScout Technologies Inc.	964,480	36,032,973	*
Fortinet Inc.	942,934	75,727,030	*
HubSpot Inc.	449,756	80,380,392	*
New Relic Inc.	518,850	48,341,254	*
Pagerduty Inc.	109,057	4,820,319	*
Pluralsight Inc., Class A Shares	669,542	20,548,244	*
Qualys Inc.	925,443	80,106,346	*
Smartsheet Inc., Class A Shares	370,213	18,477,331	*
Varonis Systems Inc.	699,714	50,316,434	*
Yext Inc.	2,424,171	50,446,999	*

Total Software		747,001,166

TOTAL INFORMATION TECHNOLOGY		1,173,789,415

MATERIALS - 1.2%
Chemicals - 1.2%
Balchem Corp.	491,379	50,435,140

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.	599,899	10,822,178	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,319,838,289)		4,032,028,361

See Notes to Schedule of Investments.

4

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $98,972,975)	2.010%	98,972,975	$98,972,975

TOTAL INVESTMENTS - 100.5% (Cost - $2,418,811,264)			4,131,001,336
Liabilities in Excess of Other Assets - (0.5)%			(21,793,375)

TOTAL NET ASSETS - 100.0%			$4,109,207,961

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

(d)	All or a portion of this security is pledged as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Twilio Inc., Class A Shares, Call (Premiums received - $788,470)	8/16/19	$160.00	1,403	$19,517,133	$(218,868)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$76,071,119	—	$305,467	$76,376,586
Other Common Stocks	3,955,651,775	—	—	3,955,651,775

Total Long-Term Investments	4,031,722,894	—	305,467	4,032,028,361

Short-Term Investments†	98,972,975	—	—	98,972,975

Total Investments	$4,130,695,869	—	$305,467	$4,131,001,336

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$218,868	—	—	$218,868

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow)	878,957	12/13	$1,292,367	$305,467	$0.35	0.01%

8

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 6.8%
Entertainment - 2.8%
Walt Disney Co.	2,030	$290,310

Interactive Media & Services - 4.0%
Alphabet Inc., Class A Shares	350	426,370	*

TOTAL COMMUNICATION SERVICES		716,680

CONSUMER DISCRETIONARY - 7.7%
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp.	2,910	275,548

Specialty Retail - 2.6%
Home Depot Inc.	1,280	273,523

Textiles, Apparel & Luxury Goods - 2.5%
NIKE Inc., Class B Shares	3,050	262,392

TOTAL CONSUMER DISCRETIONARY		811,463

CONSUMER STAPLES - 7.3%
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	1,250	344,538

Household Products - 1.6%
Colgate-Palmolive Co.	2,310	165,719

Personal Products - 2.5%
Unilever NV, ADR	4,560	263,294

TOTAL CONSUMER STAPLES		773,551

FINANCIALS - 15.9%
Banks - 7.1%
Bank of America Corp.	10,400	319,072
First Republic Bank	1,860	184,810
US Bancorp	4,320	246,888

Total Banks		750,770

Capital Markets - 4.2%
BlackRock Inc.	520	243,194
Charles Schwab Corp.	4,660	201,405

Total Capital Markets		444,599

Insurance - 4.6%
Hartford Financial Services Group Inc.	3,520	202,857
Progressive Corp.	3,460	280,191

Total Insurance		483,048

TOTAL FINANCIALS		1,678,417

See Notes to Schedule of Investments.

1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 11.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals Inc.	1,100	$124,619	*
BioMarin Pharmaceutical Inc.	2,530	200,680	*

Total Biotechnology		325,299

Health Care Equipment & Supplies - 5.0%
Becton Dickinson and Co.	950	240,160
Danaher Corp.	2,060	289,430

Total Health Care Equipment & Supplies		529,590

Health Care Providers & Services - 1.6%
UnitedHealth Group Inc.	700	174,307

Pharmaceuticals - 2.2%
Merck & Co. Inc.	2,750	228,222

TOTAL HEALTH CARE		1,257,418

INDUSTRIALS - 13.5%
Building Products - 3.0%
Trex Co. Inc.	3,840	313,920	*

Commercial Services & Supplies - 1.4%
Herman Miller Inc.	3,210	145,541

Electrical Equipment - 2.9%
Rockwell Automation Inc.	850	136,663
Vestas Wind Systems A/S, ADR	6,380	175,067

Total Electrical Equipment		311,730

Machinery - 5.0%
Evoqua Water Technologies Corp.	8,240	117,173	*
Ingersoll-Rand PLC	1,910	236,191
Xylem Inc.	2,200	176,638

Total Machinery		530,002

Road & Rail - 1.2%
Lyft Inc., Class A Shares	2,000	121,740	*

TOTAL INDUSTRIALS		1,422,933

INFORMATION TECHNOLOGY - 23.5%
Electronic Equipment, Instruments & Components - 1.6%
Keysight Technologies Inc.	1,870	167,403	*

IT Services - 5.7%
Automatic Data Processing Inc.	1,870	311,393
Visa Inc., Class A Shares	1,610	286,580

Total IT Services		597,973

See Notes to Schedule of Investments.

2

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.8%
Lam Research Corp.		1,060	$221,126
SolarEdge Technologies Inc.		2,690	175,469	*

Total Semiconductors & Semiconductor Equipment			396,595

Software - 7.8%
Autodesk Inc.		1,210	188,966	*
Microsoft Corp.		4,680	637,743

Total Software			826,709

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.		2,300	489,992

TOTAL INFORMATION TECHNOLOGY			2,478,672

MATERIALS - 3.2%
Chemicals - 3.2%
Ecolab Inc.		1,670	336,889

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Equinix Inc.		440	220,924

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.		1,090	158,802

TOTAL REAL ESTATE			379,726

UTILITIES - 5.2%
Electric Utilities - 2.0%
NextEra Energy Inc.		1,030	213,385

Independent Power and Renewable Electricity Producers - 3.2%
Brookfield Renewable Partners LP		4,840	173,514
Ormat Technologies Inc.		2,600	170,430

Total Independent Power and Renewable Electricity Producers			343,944

TOTAL UTILITIES			557,329

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,098,801)			10,413,078

	RATE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $157,415)	2.010%	157,415	157,415

TOTAL INVESTMENTS - 100.1% (Cost - $7,256,216)			10,570,493
Liabilities in Excess of Other Assets - (0.1)%			(15,041)

TOTAL NET ASSETS - 100.0%			$10,555,452

*	Non-income producing security.

See Notes to Schedule of Investments.

3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$10,413,078	—	—	$10,413,078
Short-Term Investments†	157,415	—	—	157,415

Total Investments	$10,570,493	—	—	$10,570,493

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 62.8%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	183,810	$6,258,730
Verizon Communications Inc.	118,440	6,546,179

TOTAL COMMUNICATION SERVICES		12,804,909

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	45,500	1,835,470

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Coca-Cola Co.	36,500	1,920,995
PepsiCo Inc.	18,880	2,413,053

Total Beverages		4,334,048

Household Products - 2.1%
Kimberly-Clark Corp.	27,000	3,662,550
Procter & Gamble Co.	32,500	3,836,300

Total Household Products		7,498,850

Tobacco - 0.3%
Altria Group Inc.	22,000	1,035,540

TOTAL CONSUMER STAPLES		12,868,438

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Williams Cos. Inc.	186,000	4,583,040

FINANCIALS - 7.3%
Banks - 1.0%
Bank of America Corp.	121,000	3,712,280

Capital Markets - 0.6%
Intercontinental Exchange Inc.	23,500	2,064,710

Insurance - 0.4%
MetLife Inc.	25,000	1,235,500

Mortgage Real Estate Investment Trusts (REITs) - 5.3%
AGNC Investment Corp.	314,000	5,381,960
Starwood Property Trust Inc.	292,000	6,783,160
TPG RE Finance Trust Inc.	187,270	3,698,583
Two Harbors Investment Corp.	207,200	2,788,912

Total Mortgage Real Estate Investment Trusts (REITs)		18,652,615

TOTAL FINANCIALS		25,665,105

See Notes to Schedule of Investments.

1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 5.0%
Pharmaceuticals - 5.0%
Johnson & Johnson	19,600	$2,552,312
Merck & Co. Inc.	126,000	10,456,740
Pfizer Inc.	122,000	4,738,480

TOTAL HEALTH CARE		17,747,532

INDUSTRIALS - 7.1%
Aerospace & Defense - 5.2%
Lockheed Martin Corp.	37,000	13,400,290
United Technologies Corp.	37,500	5,010,000

Total Aerospace & Defense		18,410,290

Electrical Equipment - 0.5%
Emerson Electric Co.	26,300	1,706,344

Machinery - 1.4%
Stanley Black & Decker Inc.	33,000	4,870,470

TOTAL INDUSTRIALS		24,987,104

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.0%
Cisco Systems Inc.	60,290	3,340,066

IT Services - 1.2%
International Business Machines Corp.	15,000	2,223,600
Paychex Inc.	25,500	2,117,775

Total IT Services		4,341,375

Semiconductors & Semiconductor Equipment - 5.6%
Broadcom Inc.	12,300	3,566,877
Intel Corp.	47,000	2,375,850
Maxim Integrated Products Inc.	45,000	2,663,550
Microchip Technology Inc.	23,000	2,171,660
QUALCOMM Inc.	78,000	5,706,480
Texas Instruments Inc.	26,900	3,362,769

Total Semiconductors & Semiconductor Equipment		19,847,186

Software - 5.3%
Microsoft Corp.	127,000	17,306,290
Oracle Corp.	25,900	1,458,170

Total Software		18,764,460

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	42,550	9,064,852
Western Digital Corp.	77,000	4,149,530

Total Technology Hardware, Storage & Peripherals		13,214,382

TOTAL INFORMATION TECHNOLOGY		59,507,469

See Notes to Schedule of Investments.

2

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
MATERIALS - 2.1%
Chemicals - 1.7%
Corteva Inc.	41,000	$1,209,500
Dow Inc.	41,000	1,986,040
DuPont de Nemours Inc.	41,000	2,958,560

Total Chemicals		6,154,100

Containers & Packaging - 0.4%
International Paper Co.	29,000	1,273,390

TOTAL MATERIALS		7,427,490

REAL ESTATE - 12.6%
Equity Real Estate Investment Trusts (REITs) - 12.6%
Alexandria Real Estate Equities Inc.	42,900	6,278,844
American Tower Corp.	19,230	4,069,453
Apartment Investment & Management Co., Class A Shares	72,606	3,596,901
AvalonBay Communities Inc.	22,330	4,662,281
EPR Properties	57,680	4,293,122
Equity Residential	50,530	3,986,312
Park Hotels & Resorts Inc.	111,720	2,950,525
Retail Properties of America Inc., Class A Shares	268,350	3,263,136
Simon Property Group Inc.	26,300	4,265,860
STORE Capital Corp.	119,230	4,078,858
Weyerhaeuser Co.	126,000	3,201,660

TOTAL REAL ESTATE		44,646,952

UTILITIES - 2.9%
Electric Utilities - 2.3%
Edison International	38,690	2,883,953
Exelon Corp.	39,000	1,757,340
NextEra Energy Inc.	17,000	3,521,890

Total Electric Utilities		8,163,183

Multi-Utilities - 0.6%
CenterPoint Energy Inc.	68,000	1,972,680

TOTAL UTILITIES		10,135,863

TOTAL COMMON STOCKS (Cost - $161,133,840)		222,209,372

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 21.8%
Diversified Energy Infrastructure - 6.5%
Energy Transfer LP	619,356	8,906,339
Enterprise Products Partners LP	209,670	6,313,164
Genesis Energy LP	345,960	7,905,186

Total Diversified Energy Infrastructure		23,124,689

See Notes to Schedule of Investments.

3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES/UNITS	VALUE
Financials - 1.6%
Apollo Global Management LLC, Class A Shares	55,000	$1,815,000
Carlyle Group LP	152,000	3,625,200

Total Financials		5,440,200

Gathering/Processing - 1.3%
Rattler Midstream LP	249,910	4,633,331	*

Global Infrastructure - 1.8%
Brookfield Infrastructure Partners LP	32,000	1,416,960
Brookfield Renewable Partners LP	138,000	4,941,567

Total Global Infrastructure		6,358,527

Liquids Transportation & Storage - 2.7%
Buckeye Partners LP	59,870	2,498,375
Magellan Midstream Partners LP	36,160	2,391,623
PBF Logistics LP	216,900	4,734,927

Total Liquids Transportation & Storage		9,624,925

Natural Gas Transportation & Storage - 2.0%
Hoegh LNG Partners LP	406,751	7,195,425

Oil/Refined Products - 2.3%
CrossAmerica Partners LP	81,970	1,377,096
MPLX LP	102,000	2,993,700
Sunoco LP	109,980	3,716,224

Total Oil/Refined Products		8,087,020

Petrochemicals - 1.8%
Westlake Chemical Partners LP	273,759	6,433,337

Shipping - 1.8%
KNOT Offshore Partners LP	328,050	6,370,731

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $65,272,577)		77,268,185

	SHARES
INVESTMENTS IN UNDERLYING FUNDS - 11.0%
Ares Capital Corp.	275,200	5,110,464	(a)
BlackRock TCP Capital Corp.	250,000	3,517,500	(a)
Blackstone Group Inc., Class A Shares	349,210	16,755,096	(a)
Golub Capital BDC Inc.	122,800	2,226,364	(a)
Owl Rock Capital Corp.	400,430	6,346,815	(a)
TriplePoint Venture Growth BDC Corp.	337,000	5,021,300	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $29,819,615)		38,977,539

See Notes to Schedule of Investments.

4

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 3.8%
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 1.1%
Danaher Corp.	4.750%	3,500	$3,972,150

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Crown Castle International Corp.	6.875%	4,600	5,546,496

UTILITIES - 1.1%
Multi-Utilities - 1.1%
Sempra Energy	6.750%	34,000	3,789,300

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $11,959,305)			13,307,946

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $268,185,337)			351,763,042

SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,179,767)	2.010%	2,179,767	2,179,767

TOTAL INVESTMENTS - 100.0% (Cost - $270,365,104)			353,942,809
Other Assets in Excess of Liabilities - 0.0%			104,838

TOTAL NET ASSETS - 100.0%			$354,047,647

*	Non-income producing security.

(a)	Security is a business development company.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$222,209,372	—	—	$222,209,372
Master Limited Partnerships	77,268,185	—	—	77,268,185
Investments in Underlying Funds	38,977,539	—	—	38,977,539
Convertible Preferred Stocks	13,307,946	—	—	13,307,946

Total Long-Term Investments	351,763,042	—	—	351,763,042

Short-Term Investments†	2,179,767	—	—	2,179,767

Total Investments	$353,942,809	—	—	$353,942,809

†	See Schedule of Investments for additional detailed categorizations.

8

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.0%
China Telecom Corp. Ltd., Class H Shares	2,100,000	$941,258	(a)
Nippon Telegraph & Telephone Corp.	17,000	767,261	(a)

Total Diversified Telecommunication Services		1,708,519

Entertainment - 0.6%
Viacom Inc., Class B Shares	31,500	956,025

Interactive Media & Services - 2.4%
Alphabet Inc., Class A Shares	1,632	1,988,103	*
Auto Trader Group PLC	153,000	1,002,898	(a)
TripAdvisor Inc.	19,000	838,850	*

Total Interactive Media & Services		3,829,851

Media - 1.5%
CBS Corp., Class B Shares, Non Voting Shares	18,034	928,932
Omnicom Group Inc.	10,000	802,200
Pearson PLC	61,000	647,168	(a)

Total Media		2,378,300

Wireless Telecommunication Services - 2.4%
NTT DOCOMO Inc.	54,000	1,294,638	(a)
T-Mobile US Inc.	19,000	1,514,870	*
Vodafone Group PLC	600,000	1,092,775	(a)

Total Wireless Telecommunication Services		3,902,283

TOTAL COMMUNICATION SERVICES		12,774,978

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.3%
Lear Corp.	6,454	818,238
Magna International Inc.	15,300	771,608
NGK Spark Plug Co. Ltd.	29,100	554,174	(a)

Total Auto Components		2,144,020

Automobiles - 0.3%
Honda Motor Co. Ltd.	21,600	535,628	(a)

Household Durables - 0.8%
Bellway PLC	35,000	1,261,560	(a)

Internet & Direct Marketing Retail - 2.5%
Amazon.com Inc.	1,730	3,229,530	*
Booking Holdings Inc.	430	811,242	*

Total Internet & Direct Marketing Retail		4,040,772

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Specialty Retail - 4.4%
Advance Auto Parts Inc.	6,400	$964,096
Foot Locker Inc.	11,100	455,766
Home Depot Inc.	11,300	2,414,697
Lowe’s Cos. Inc.	18,900	1,916,460
Ross Stores Inc.	12,080	1,280,842

Total Specialty Retail		7,031,861

Textiles, Apparel & Luxury Goods - 1.7%
Burberry Group PLC	47,288	1,290,036	(a)
NIKE Inc., Class B Shares	15,600	1,342,068

Total Textiles, Apparel & Luxury Goods		2,632,104

TOTAL CONSUMER DISCRETIONARY		17,645,945

CONSUMER STAPLES - 7.6%
Beverages - 2.0%
Asahi Group Holdings Ltd.	21,500	927,303	(a)
Diageo PLC	30,000	1,251,740	(a)
Kirin Holdings Co. Ltd.	43,000	934,393	(a)

Total Beverages		3,113,436

Food & Staples Retailing - 2.2%
Colruyt SA	12,500	649,481	(a)
Koninklijke Ahold Delhaize NV	49,743	1,124,682	(a)
Kroger Co.	40,000	846,400
Walgreens Boots Alliance Inc.	15,801	860,996

Total Food & Staples Retailing		3,481,559

Food Products - 2.0%
Ajinomoto Co. Inc.	56,000	1,000,384	(a)
Archer-Daniels-Midland Co.	26,000	1,068,080
Tyson Foods Inc., Class A Shares	14,400	1,144,800

Total Food Products		3,213,264

Household Products - 0.6%
Procter & Gamble Co.	8,500	1,003,340

Personal Products - 0.3%
Herbalife Nutrition Ltd.	12,500	512,750	*

Tobacco - 0.5%
Imperial Brands PLC	32,891	831,978	(a)

TOTAL CONSUMER STAPLES		12,156,327

ENERGY - 6.5%
Energy Equipment & Services - 0.6%
SBM Offshore NV	48,800	964,681	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.9%
China Petroleum & Chemical Corp., Class H Shares	1,014,000	$653,195	(a)
Eni SpA	82,036	1,284,268	(a)
Exxon Mobil Corp.	7,281	541,415
GS Holdings Corp.	10,600	449,423	(a)
Imperial Oil Ltd.	44,300	1,213,064
Neste oyj	19,922	658,554	(a)
Phillips 66 Co.	14,600	1,497,376
Repsol SA	76,094	1,206,405	(a)
Royal Dutch Shell PLC, Class A Shares	25,000	785,148	(a)
Valero Energy Corp.	13,300	1,133,825

Total Oil, Gas & Consumable Fuels		9,422,673

TOTAL ENERGY		10,387,354

FINANCIALS - 17.0%
Banks - 7.6%
Bank of America Corp.	63,971	1,962,631
Canadian Imperial Bank of Commerce	9,000	708,039
China Construction Bank Corp., Class H Shares	805,000	619,751	(a)
Citizens Financial Group Inc.	39,342	1,465,883
Danske Bank A/S	33,718	499,795	(a)
Fifth Third Bancorp	38,000	1,128,220
ING Groep NV	72,653	806,367	(a)
JPMorgan Chase & Co.	9,709	1,126,244
Lloyds Banking Group PLC	1,850,000	1,198,218	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	980,219	(a)
Wells Fargo & Co.	34,500	1,670,145

Total Banks		12,165,512

Consumer Finance - 0.9%
Capital One Financial Corp.	16,705	1,543,876

Insurance - 8.0%
Aegon NV	141,253	696,965	(a)
Allianz SE, Registered Shares	7,524	1,753,996	(a)
Allstate Corp.	17,300	1,858,020
Aviva PLC	220,000	1,083,277	(a)
AXA SA	29,324	741,148	(a)
CNO Financial Group Inc.	63,744	1,077,911
Everest Re Group Ltd.	3,290	811,446
Manulife Financial Corp.	71,000	1,285,725
MetLife Inc.	32,600	1,611,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,915	943,811	(a)
Principal Financial Group Inc.	16,084	933,515

Total Insurance		12,796,906

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	16,800	$775,488	*

TOTAL FINANCIALS		27,281,782

HEALTH CARE - 12.6%
Biotechnology - 2.1%
Amgen Inc.	9,200	1,716,536
Biogen Inc.	4,897	1,164,604	*
Regeneron Pharmaceuticals Inc.	1,600	487,616	*

Total Biotechnology		3,368,756

Health Care Equipment & Supplies - 2.6%
Baxter International Inc.	19,500	1,637,415
IDEXX Laboratories Inc.	4,300	1,212,815	*
Masimo Corp.	8,100	1,278,585	*

Total Health Care Equipment & Supplies		4,128,815

Health Care Providers & Services - 3.7%
Amedisys Inc.	6,100	841,129	*
Cardinal Health Inc.	24,000	1,097,520
Humana Inc.	4,900	1,454,075
McKesson Corp.	10,500	1,458,975
UnitedHealth Group Inc.	4,400	1,095,644

Total Health Care Providers & Services		5,947,343

Health Care Technology - 0.9%
Veeva Systems Inc., Class A Shares	9,000	1,493,100	*

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	30,500	1,354,505
Merck & Co. Inc.	16,900	1,402,531
Roche Holding AG	6,200	1,660,079	(a)
Shionogi & Co. Ltd.	17,700	981,483	(a)

Total Pharmaceuticals		5,398,598

TOTAL HEALTH CARE		20,336,612

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.2%
Arconic Inc.	30,900	773,736
Boeing Co.	5,480	1,869,666
Spirit AeroSystems Holdings Inc., Class A Shares	12,000	922,080

Total Aerospace & Defense		3,565,482

Air Freight & Logistics - 0.7%
FedEx Corp.	6,800	1,159,604

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Airlines - 1.8%
Air Canada	59,700	$2,054,082	*
Southwest Airlines Co.	17,000	876,010

Total Airlines		2,930,092

Electrical Equipment - 0.7%
Rockwell Automation Inc.	6,800	1,093,304

Machinery - 3.7%
CNH Industrial NV	92,000	929,101	(a)
Cummins Inc.	10,150	1,664,600
Mitsubishi Heavy Industries Ltd.	27,500	1,135,503	(a)
Oshkosh Corp.	16,666	1,392,778
Parker-Hannifin Corp.	4,334	758,797

Total Machinery		5,880,779

Trading Companies & Distributors - 1.5%
HD Supply Holdings Inc.	21,000	850,710	*
Marubeni Corp.	144,600	938,196	(a)
W.W. Grainger Inc.	2,350	683,920

Total Trading Companies & Distributors		2,472,826

TOTAL INDUSTRIALS		17,102,087

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 3.1%
Cisco Systems Inc.	30,060	1,665,324
F5 Networks Inc.	7,100	1,041,712	*
Juniper Networks Inc.	39,700	1,072,694
Telefonaktiebolaget LM Ericsson, Class B Shares	143,488	1,258,934	(a)

Total Communications Equipment		5,038,664

Electronic Equipment, Instruments & Components - 0.5%
Jabil Inc.	26,752	826,102

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials Inc.	30,700	1,515,659
ASML Holding NV	5,700	1,264,292	(a)
NXP Semiconductors NV	12,000	1,240,680
Texas Instruments Inc.	12,620	1,577,626
Xilinx Inc.	13,500	1,541,835

Total Semiconductors & Semiconductor Equipment		7,140,092

Software - 3.5%
Check Point Software Technologies Ltd.	7,300	817,235	*
Citrix Systems Inc.	8,600	810,464
Microsoft Corp.	21,601	2,943,569
Oracle Corp.	19,200	1,080,960

Total Software		5,652,228

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	25,500	$5,432,520
HP Inc.	60,000	1,262,400
NetApp Inc.	17,385	1,016,849
Samsung Electronics Co. Ltd.	41,100	1,568,100	(a)

Total Technology Hardware, Storage & Peripherals		9,279,869

TOTAL INFORMATION TECHNOLOGY		27,936,955

MATERIALS - 3.6%
Chemicals - 2.8%
Covestro AG	11,792	535,302	(a)
Eastman Chemical Co.	14,500	1,092,575
Huntsman Corp.	33,563	689,719
LyondellBasell Industries NV, Class A Shares	12,000	1,004,280
Methanex Corp.	19,600	771,496
Mitsubishi Gas Chemical Co. Inc.	31,500	419,492	(a)

Total Chemicals		4,512,864

Metals & Mining - 0.8%
Glencore PLC	200,000	643,960	*(a)
South32 Ltd.	301,085	645,401	(a)

Total Metals & Mining		1,289,361

TOTAL MATERIALS		5,802,225

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Brixmor Property Group Inc.	62,000	1,176,760

Real Estate Management & Development - 2.0%
CapitaLand Ltd.	300,000	787,392	(a)
China Vanke Co. Ltd., Class H Shares	225,700	851,918	(a)
Daito Trust Construction Co. Ltd.	6,200	801,842	(a)
Kerry Properties Ltd.	190,000	716,444	(a)

Total Real Estate Management & Development		3,157,596

TOTAL REAL ESTATE		4,334,356

UTILITIES - 2.7%
Electric Utilities - 1.6%
Edison International	13,000	969,020
Fortum oyj	45,297	1,040,480	(a)
Tohoku Electric Power Co. Inc.	53,000	530,837	(a)

Total Electric Utilities		2,540,337

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp.		56,000	$940,240
NRG Energy Inc.		23,500	802,290

Total Independent Power and Renewable Electricity Producers			1,742,530

TOTAL UTILITIES			4,282,867

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $136,115,249)			160,041,488

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $520,423)	2.157%	520,423	520,423

TOTAL INVESTMENTS - 99.9% (Cost - $136,635,672)			160,561,911
Other Assets in Excess of Liabilities - 0.1%			150,717

TOTAL NET ASSETS - 100.0%			$160,712,628

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$7,028,980	$5,745,998	—	$12,774,978
Consumer Discretionary	14,004,547	3,641,398	—	17,645,945
Consumer Staples	5,436,366	6,719,961	—	12,156,327
Energy	4,385,680	6,001,674	—	10,387,354
Financials	17,958,235	9,323,547	—	27,281,782
Health Care	17,695,050	2,641,562	—	20,336,612
Industrials	14,099,287	3,002,800	—	17,102,087
Information Technology	23,845,629	4,091,326	—	27,936,955
Materials	3,558,070	2,244,155	—	5,802,225
Real Estate	1,176,760	3,157,596	—	4,334,356
Utilities	2,711,550	1,571,317	—	4,282,867

Total Long-Term Investments	111,900,154	48,141,334	—	160,041,488

Short-Term Investments†	520,423	—	—	520,423

Total Investments	$112,420,577	$48,141,334	—	$160,561,911

†	See Schedule of Investments for additional detailed categorizations.

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